SHARE OPTIONS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTIONS
SHARE OPTIONS

2016 Share Option Plan:

In November 2016, the Board approved the adoption of the 2016 Share Option Plan, or the "2016 Plan". The 2016 Plan permits share options to be granted to directors, officers and employees, or the Option holders, of the Company and its subsidiaries. The plan has a 10 year term effective November 2016, unless otherwise determined by the Board. The share options entitle the Option holders to subscribe for common shares at a price per share equal to the exercise price as determined by the Board on the date the share options are granted. The share options have no voting or other shareholder rights.

On November 10, 2016, the Board approved the issue of 700,000 share options to senior management in accordance with the terms of the 2016 Plan at an exercise price of $4.20, adjusted for any distribution of dividends made before the relevant options are exercised. The share options have a five years term and vest over a three years period equally at a rate of 1/3 of the number of share options granted on each annual anniversary of the date of grant, subject to the option holder continuing to provide services to the Company from the grant date through the applicable vesting date.

The fair value of the share options granted on November 10, 2016 under the 2016 Scheme was calculated on the Black-Scholes method. The significant assumptions used to estimate the fair value of the share options are set out below:

•	Grant Date: November 10, 2016

•	Expected Term: Given the absence of expected dividend payments and that the exercise price is adjustable for any distribution of dividends made before the relevant options are exercised, we expect that it is optimal for holders of the granted options to avoid early exercise of the options. As a result, we assumed that the expected term of the options is their contractual term.

•	Expected Volatility: We used the historical volatility of the common shares to estimate the volatility of the prices of the shares underlying the share options. The final expected volatility estimate, which is based on historical share price volatility for the period from the Merger on March 31, 2015 to the grant date on November 10, 2016, was 71%.

•	Expected Dividends: The share options exercise price is adjustable for distribution of dividend before the share options are exercised. As a result, we assumed that the expected dividend is nil.

•	Dilution Adjustment: The number of share options is considered immaterial as compared to the number of shares outstanding and no dilution adjustment was incorporated in the valuation model.

•	Risk-free Rate: We elected to employ the five-year US Government bond risk-free yield-to-maturity rate of
1.55% as of November 10, 2016 as an estimate for the risk-free rate in the valuation mode, to match the expected five year term of the share options.

•	Expected Forfeitures: We expect that there will be no forfeitures of non-vested shares options during the terms of the 2016 Scheme and this was incorporated in the valuation model.

The following table summarizes number of share options outstanding under the 2016 Scheme as at December 31, 2016:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Granted	700,000	700,000	$4.20	$2.47
Options outstanding as of December 31, 2016	700,000	700,000	$4.20	$2.47

For the year ended December 31 2016, 2015 and 2014 the share based compensation cost of the 2016 Scheme share options was $80,531, nil and nil and is included in "Administrative expenses" in the consolidated statement of operations.

As at December 31, 2016 and 2015, the estimated cost relating to non-vested share options not yet recognized under the 2016 Scheme was $1.6 million and nil, respectively, and it is expected to be recognized over the weighted average period of 2.86 years and nil years, respectively.

The Former Golden Ocean Stock Option Incentive Plan

On March 21, 2005, the Former Golden Ocean approved a share option plan under which share options may be granted to directors and eligible employees. As of March 31, 2015, there were 821,000 outstanding options, which were issued in October 2012. Following completion of the Merger, these options were converted into 112,880 options to purchase our common shares. The share options have a five year term and will vest equally one quarter each year over a four year vesting period. The subscription price for all options granted under the scheme is reduced by the amount of all dividends declared by us, provided the subscription price is never reduced below the par value of the share. The following summarizes share option transactions related to the Former Golden Ocean:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2014	—	—
Former Golden Ocean options	113	NOK 144.45
Exercised	(1)	NOK 144.45
Forfeited	(9)	NOK 144.45
Options outstanding as of December 31, 2015	103	NOK 144.45
Forfeited	(19)	NOK 144.45
Options outstanding as of December 31, 2016	84	NOK 144.45

Options exercisable as of December 31, 2016	84	NOK 144.45